Prepaid Expenses and Other Receivables and Other assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of Prepaid Expenses and Receivables
Prepaid expenses and other receivables and other assets consist of the following, with current portion presented as Prepaid expenses and other receivables and non-current
portion presented as other assets:

	As of
	December 31, 2020	December 31, 2021
	RMB	RMB
Current portion:
Prepaid input value-added tax	15,331	44,017
Rental and other deposits	11,285	14,532
Advances to suppliers	11,523	13,731
Interest receivables (a)	908	2,177
Advances to staff (b)	395	970
Directors and officers liability insurance premium	558	658
Claim advance on behalf of insurer	371	77
Advances to share repurchase	4,479	—
Others	117	1,939

	44,967	78,101
Less: Allowance for impairment	(590)	(590)

	44,377	77,511

Non- current portion:
Prepayment related to investment	—	200
Advances to long-term assets	838	179

	838	379

(a)	This represented accrued interest income on bank deposits.
(b)	This represented advances to staff of the Group for daily business operations which are unsecured, interest-free and repayable on demand.